PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Prepaid Expenses
PREPAID EXPENSES	NOTE 3 - PREPAID EXPENSES Prepaid expenses represent the unexpired terms of various consulting agreements as well as advance rental payments. Prepaid expenses at March 31, 2022 were $20,470.
NOTE 3 -	PREPAID EXPENSES
Prepaid expenses were $5,000 at June 30, 2021.